Income Tax - Summary of Reconciliation Between Income Tax Expense and Income Before Tax Multiplied by Domestic Tax Rate (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Disclosure Of Income Tax [Abstract]
Income (loss) before income taxes	$ 520,915	$ 384,608	$ 862,463	$ 62,766
Income tax expense reported in the consolidated statements of operations	$ (6,906)	$ (4,872)	$ (14,669)	$ (13,964)